Derivative Instruments (Narrative) (Details) In Thousands, except Share data, unless otherwise specified										12 Months Ended			12 Months Ended					12 Months Ended				12 Months Ended			12 Months Ended							12 Months Ended						3 Months Ended					11 Months Ended	12 Months Ended				5 Months Ended	6 Months Ended			12 Months Ended				11 Months Ended			10 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 14, 2011	Dec. 31, 2013 Class A Shares Of Common Stock [Member]	Dec. 31, 2012 Class A Shares Of Common Stock [Member]	Dec. 31, 2011 Class A Shares Of Common Stock [Member]	Mar. 14, 2011 Class A Shares Of Common Stock [Member]	Dec. 31, 2010 Class A Shares Of Common Stock [Member]	Dec. 31, 2011 Cross-Currency Interest Rate Swaps And Mirror Swaps [Member] USD ($)	Dec. 31, 2009 Cross-Currency Interest Rate Swaps And Mirror Swaps [Member] USD ($)	Dec. 31, 2009 Cross-Currency Interest Rate Swaps And Mirror Swaps [Member] BRL	Dec. 31, 2013 Forward Contracts [Member] USD ($)	Dec. 31, 2012 Forward Contracts [Member] USD ($)	Dec. 31, 2011 Forward Contracts [Member] USD ($)	Sep. 02, 2011 Forward Contracts [Member] USD ($)	May 10, 2011 Forward Contracts [Member] USD ($)	Dec. 31, 2012 Bond Swaps [Member] USD ($)	Dec. 31, 2011 Bond Swaps [Member] USD ($)	Dec. 31, 2009 Bond Swaps [Member] item	Dec. 10, 2009 Bond Swaps [Member]	Dec. 31, 2013 Total Equity Return Swap [Member] USD ($)	Dec. 31, 2012 Total Equity Return Swap [Member] USD ($)	Aug. 20, 2012 Total Equity Return Swap [Member] USD ($)	Dec. 31, 2013 Total Equity Return Swap [Member] General And Administrative Expense [Member] USD ($)	Dec. 31, 2012 Total Equity Return Swap [Member] General And Administrative Expense [Member] USD ($)	Dec. 31, 2013 Total Equity Return Swap [Member] Net Interest Expense [Member] USD ($)	Dec. 31, 2012 Total Equity Return Swap [Member] Net Interest Expense [Member] USD ($)	Dec. 31, 2013 Total Equity Return Swap [Member] Class A Shares Of Common Stock [Member] USD ($)	Aug. 20, 2012 Total Equity Return Swap [Member] Class A Shares Of Common Stock [Member] USD ($)	Dec. 31, 2009 2019 Notes [Member] Bond Swaps [Member] USD ($)	Dec. 31, 2012 Chile [Member] Forward Contracts [Member] USD ($)	Dec. 31, 2012 Chile [Member] Forward Contracts [Member] CLP	Dec. 31, 2011 Chile [Member] Forward Contracts [Member] USD ($)	Dec. 31, 2011 Chile [Member] Forward Contracts [Member] CLP	Dec. 31, 2013 Chile [Member] Forward Contracts [Member] USD ($)	Dec. 31, 2013 Chile [Member] Forward Contracts [Member] CLP	Dec. 31, 2014 Chile [Member] Forward Contracts [Member] Forecast [Member] USD ($)	Dec. 31, 2014 Chile [Member] Forward Contracts [Member] Forecast [Member] CLP	Sep. 30, 2014 Chile [Member] Forward Contracts [Member] Forecast [Member]	Jun. 30, 2014 Chile [Member] Forward Contracts [Member] Forecast [Member]	Mar. 31, 2014 Chile [Member] Forward Contracts [Member] Forecast [Member]	Dec. 31, 2013 Chile [Member] Forward Contracts [Member] Forecast [Member]	Dec. 31, 2012 Colombia [Member] Forward Contracts [Member] USD ($)	Dec. 31, 2012 Colombia [Member] Forward Contracts [Member] COP	Dec. 31, 2013 Colombia [Member] Forward Contracts [Member] USD ($)	Dec. 31, 2013 Colombia [Member] Forward Contracts [Member] COP	Jun. 30, 2013 Colombia [Member] Forward Contracts [Member] Forecast [Member]	Jun. 30, 2014 Colombia [Member] Forward Contracts [Member] Forecast [Member]	Dec. 31, 2014 Colombia [Member] Forward Contracts [Member] Forecast [Member] USD ($)	Dec. 31, 2014 Colombia [Member] Forward Contracts [Member] Forecast [Member] COP	Dec. 31, 2012 Peru [Member] Forward Contracts [Member] USD ($)	Dec. 31, 2012 Peru [Member] Forward Contracts [Member] PEN	Dec. 31, 2013 Peru [Member] Forward Contracts [Member] USD ($)	Dec. 31, 2013 Peru [Member] Forward Contracts [Member] PEN	Dec. 31, 2013 Peru [Member] Forward Contracts [Member] Forecast [Member]	Dec. 31, 2013 Uruguay [Member] Forward Contracts [Member] USD ($)	Dec. 31, 2013 Uruguay [Member] Forward Contracts [Member] UYU	Dec. 31, 2013 Uruguay [Member] Forward Contracts [Member] Forecast [Member]	Aug. 02, 2013 Bank Of America, N.A. [Member]	Dec. 31, 2013 Bank Of America, N.A. [Member] Cross-Currency Interest Rate Swaps [Member] USD ($)	Dec. 31, 2012 Bank Of America, N.A. [Member] Cross-Currency Interest Rate Swaps [Member] USD ($)	Oct. 04, 2013 Bank Of America, N.A. [Member] Cross-Currency Interest Rate Swaps [Member] USD ($)	Apr. 24, 2012 Bank Of America, N.A. [Member] Cross-Currency Interest Rate Swaps [Member] USD ($)	Apr. 24, 2012 Bank Of America, N.A. [Member] 2016 Notes [Member] Cross-Currency Interest Rate Swaps [Member] BRL	Dec. 31, 2013 JP Morgan Chase Bank, N.A. [Member] Cross-Currency Interest Rate Swaps [Member] USD ($)	Nov. 07, 2013 JP Morgan Chase Bank, N.A. [Member] Cross-Currency Interest Rate Swaps [Member] USD ($)	Nov. 07, 2013 JP Morgan Chase Bank, N.A. [Member] Cross-Currency Interest Rate Swaps [Member] BRL	Nov. 07, 2013 Brazil Real [Member] JP Morgan Chase Bank, N.A. [Member] Cross-Currency Interest Rate Swaps [Member]
Derivative [Line Items]
Percentage of hedged currency exposure from the agreement																					44.00%
Amount of foreign currency derivatives											$ 200,000	466,200				$ 40,000	$ 20,000														$ 200,000																																	$ 37,433	70,000		$ 47,300	108,000
Weighted-average fixed rate of currency convert											10.13%	10.13%
Notional amount of derivative															200,000									31,290					17,211
Payment for forward contracts															1,579
Settlement payment for share reductions																													1,731
Number of interest rate swap agreements																				2
Forward exchange rate																1.6152				1.76													507.3000		500.4000		486.2700		513.3800						1,855.8000		1,805.2500				1,932.1200		2.76		2.56			20.07
Fair value of interest swap payable																																																														3,666				180
Net gains (losses) from derivative instruments										(9,732)								(1,738)	1,464						630	(4,111)	(533)	(159)
Interest rate of derivative instrument																				9.08%											7.50%																																	4.90%	10.25%		4.38%	4.38%	13.00%
Foreign currency exchange rate	6.30																1.7355
Net payment for derivative swaps										113,594								4,322	3,759
Amount of derivative bought under forward contract																																11,435		11,878		6,800		8,134						8,226		2,908				11,160		3,600		1,925			6,000
Shares of common stock	209,867,426	209,529,412	209,529,412	241,882,966	129,867,426	129,529,412	129,529,412	145,129,780	234,000																				1,250,000	2,272,551
Appreciation (depreciation) receives (pays) plus dividends per share																														$ 13.77
Debt instrument, basis spread on variable rate																						3.80%		3.30%																																				2.50%
Threshold of stock price per share for counterparty to terminate agreement																						$ 7.57
Threshold of per day price decline percentage for counterparty to terminate agreement																						10.00%
Threshold of stock price per share any day for counterparty to terminate agreement																						$ 8.95
Derivatives not designated as hedging instrument liabilities at fair value																						1,378	3,952
Interest paid related to derivative instruments																						746	318
Recognized loss for settlement of derivative instrument															1,256
Percentage of hedged foreign currency																																77.00%	77.00%	90.00%	90.00%			30.00%	30.00%	30.00%	50.00%	75.00%	57.00%	49.00%	49.00%			70.00%	79.70%			60.00%	60.00%			50.00%			49.00%
Derivative instruments in hedges fair value of payable													383
Net collections (payments) to derivative instrument hedges													628	(949)	(451)
Unrealized gain (loss) on derivative hedges													1,011	(901)	131																																														(294)	(3,294)				(180)
Derivative instruments loss reclassified from AOCI into income																																																													1,436	2,152				972
Net interest collected for derivative instruments																																																													1,828	372
Amount of swap agreement settled																																																															9,975
Loss from early settlement																																																													$ 4,187
Percentage of principal and interest collections hedged																																																																			53.08%	53.08%